Income Taxes (Components of Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Enterprise tax	¥ 1,328	¥ 1,712
Inventories	10,910	12,731
Provision for doubtful accounts and loss on bad debts	1,885	1,790
Accrued expenses	11,969	11,517
Employee benefits	22,858	27,779
Depreciation and amortization	36,857	36,967
Securities	1,786	1,146
Net operating losses and tax credit carry forwards	29,515	36,893
Other	8,730	6,913
Total gross deferred tax assets	125,838	137,448
Valuation allowance	(26,128)	(40,021)	¥ (33,005)	¥ (39,496)
Net deferred tax assets	99,710	97,427
Deferred tax liabilities:
Depreciation and amortization	9,011	8,932
Securities	295,533	303,032
Prepaid benefit cost	317	994
Other	3,744	3,874
Total deferred tax liabilities	308,605	316,832
Net deferred tax liabilities	¥ (208,895)	¥ (219,405)